INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Canada	CAD 113	CAD 116	CAD 44
Foreign	36	40	92
Total	149	156	136
Deferred
Canada	(185)	101	33
Foreign	751	95	(135)
Deferred – U.S. Tax Reform	(804)	0	0
Total	(238)	196	(102)
Income Tax (Recovery)/Expense	CAD (89)	CAD 352	CAD 34